THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Flexible Premium Variable Life Account M
AssetEdge® VUL, Momentum VULONE , Momentum VULONE 2005, Momentum VULONE 2007, VULCV, VULCV-II/VULCV-II Elite Series, VULCV-III, VULCV-IV, VULDB/VULDB Elite Series, VULDB-II/VULDB-II Elite Series, VULDB-IV, VULONE, VULONE 2005, VULONE 2007, VULONE 2012

L Lincoln Life Flexible Premium Variable Life Account R
Momentum SVULONE, Momentum SVULONE 2007, PreservationEdge® SVUL, SVUL, SVUL-II/SVUL-II Elite Series, SVUL-III, SVUL-IV, SVULONE, SVULONE 2007

Lincoln Life Flexible Premium Variable Life Account S
CVUL, CVUL Series III/CVUL Series III Elite Series, Lincoln Corporate Commitment® VUL, Lincoln Corporate Variable 4, Lincoln Corporate Variable 5

Lincoln Life Flexible Premium Variable Account JF-A
Ensemble II, Ensemble III, Ensemble Accumulator, Ensemble Exec, Ensemble Exec 2006, Ensemble Protector

Lincoln Life Flexible Premium Variable Account JF-C
Ensemble SL

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln Life & Annuity Flexible Premium Variable Life Account M
AssetEdge® VUL, Momentum VULONE , Momentum VULONE 2005, VULCV, VULCV-II Elite Series, VULCV-III, VULCV-IV, VULDB/VULDB Elite Series, VULDB-II, VULDB-IV, VULONE, VULONE 2005, VULONE 2007, VULONE 2010

LLANY Separate Account R for Flexible Premium Variable Life Insurance
PreservationEdge® SVUL, SVUL/SVUL Elite Series, SVUL-II, SVUL-III, SVUL-IV, SVULONE, SVULONE 2007

LLANY Separate Account S for Flexible Premium Variable Life Insurance
CVUL Series III, Lincoln Corporate Commitment® VUL, Lincoln Corporate Variable 4, Lincoln Corporate Variable 5

Lincoln Life & Annuity Flexible Premium Variable Life Account JA-B
Ensemble II

Supplement dated June 18, 2013 to the Prospectus dated May 1, 2013

This Supplement outlines fund name changes for several of the funds that are offered as investment options under your policy. All other provisions outlined in your prospectus remain unchanged. This Supplement is for informational purposes and requires no action on your part.

The Lincoln Variable Insurance Products Trust has informed us that, effective August 12, 2013, the name of several funds will be changed, according to the table below. The fees and investment objective of the funds will not change. All funds may not be available in your product.

CURRENT FUND NAME	NEW FUND NAME

LVIP Protected Profile Conservative Fund	LVIP Managed Risk Profile Conservative Fund
LVIP Protected Profile Growth Fund	LVIP Managed Risk Profile Growth Fund
LVIP Protected Profile Moderate Fund	LVIP Managed Risk Profile Moderate Fund
LVIP Protected Profile 2010 Fund	LVIP Managed Risk Profile 2010 Fund
LVIP Protected Profile 2020 Fund	LVIP Managed Risk Profile 2020 Fund
LVIP Protected Profile 2030 Fund	LVIP Managed Risk Profile 2030 Fund
LVIP Protected Profile 2040 Fund	LVIP Managed Risk Profile 2040 Fund
LVIP Protected Profile 2050 Fund	LVIP Managed Risk Profile 2050 Fund

Please retain this Supplement for future reference.